Schedule of 2024 CP BF Convertible Note (Details) - 2024 CPBF Convertible Note [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Face value of the CP BF convertible notes	$ 8,758,775	$ 8,758,775
Debt premium, net	8,375	11,066
Carrying value of the CP BF convertible notes	8,767,150	8,769,841
Accrued interest	1,320,508	369,459
Prepayments made	(3,123,992)	(283,315)
Conversions	(216,284)	(216,284)
Total CP BF convertible notes and accrued interest	$ 6,747,383	$ 8,639,701